Contingent Liabilities and Commitments - Schedule of Outstanding Letters of Credit (Detail) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	JPY (¥)
Disclosure of contingent liabilities and commitments [abstract]
Outstanding letters of credit	$ 5,768	¥ 1,951,409